Document and Entity Information	Apr. 14, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000008146
Document Type	8-K/A
Document Period End Date	Apr. 14, 2025
Entity Registrant Name	ASTRONOVA, INC.
Entity Incorporation State Country Code	RI
Entity File Number	0-13200
Entity Tax Identification Number	05-0318215
Entity Address, Address Line One	600 East Greenwich Avenue
Entity Address, City or Town	West Warwick
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02893
City Area Code	(401)
Local Phone Number	828-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.05 Par Value
Trading Symbol	ALOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On April 14, 2025, we furnished a Current Report on Form 8-K that included a press release reporting our financial results for our fiscal fourth quarter and full year ended January 31, 2025 (the “Original Form 8-K”). We determined that there was an error in the table entitled “Reconciliation of GAAP to Non-GAAP Items for PI Segment,” which was attached to the press release furnished with the Original Form 8-K. The error related to an approximately $77,000 understatement in the amount of Selling & Marketing Expenses reported for our Portuguese subsidiary, MTEX NS, for the three months ended January 31, 2025. This understatement did not impact the amounts reported for the twelve months ended January 31, 2025. Additionally, we updated the Statement of Cash Flows which was attached to the press release furnished with the Original Form 8-K for a reclassification item between deferred taxes and other in the net cash from operations section for the period ended January 31, 2025. This reclassification did not have any impact on net cash provided by operations for the period ended January 31, 2025. Other than correction of the error and the reclassification item discussed in this Current Report on Form 8-K/A, no other changes have been made to the Original Form 8-K or the press release furnished therewith. A copy of the corrected press release is attached as Exhibit 99.1 to this Current Report on Form 8-K/A and is incorporated herein by reference. The information contained in Item 2.02 of this report and Exhibit 99.1 attached hereto shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liabilities of that section, nor shall it be deemed incorporated by reference in any filing under the Securities Act of 1933, as amended, or the Exchange Act, except as expressly set forth by specific reference in such a filing.